RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (USD $)	3 Months Ended		12 Months Ended										114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013	Mar. 31, 2014
Revenues
Revenue	$ 0	$ 0	$ 0	$ 0									$ 0	$ 0
Cost of Revenue	0	0	0	0									0	0
Gross Profit	0	0	0	0									0	0
Operating Expenses
Commissions & Consulting Fees	0	0	4,800	9,000									316,800	316,800
General & Administrative Costs	94,882	81,008	342,469	339,524									9,503,416	9,598,298
Mining Property Costs	284,745	46,901	847,496	591,926									2,519,847	2,804,592
Accretion Expense	152	76	574	513									1,330	1,482
Depreciation Expense	28,786	24,060	99,160	98,673									258,393	287,179
Impairment Expense	0	0	0	5,341	124,343								145,995	145,995
Professional Services	56,664	29,902	117,712	79,714									368,144	424,808
Total Operating Expenses	465,229	181,947	1,412,211	1,124,691									13,113,925	13,579,154
Net Operating Loss	(465,229)	(181,947)	(1,412,211)	(1,124,691)									(13,113,925)	(13,579,154)
Other Income (Expenses)	0	0	0	(2,222)									(2,222)	(2,222)
Gain on Mineral Claim Sales	0	113,499	243,499	4,500									471,243	471,243
Other Income from Mineral Claims	52,203	1,094	1,094	0									1,094	53,297
Interest Income	4,334	125	543	831									2,015	6,349
Interest Expense	(243,018)	(305,666)	(754,250)	(644,773)									(1,661,209)	(1,904,227)
Gain/Loss on Derivative Liability	239,367	(217,526)	(52,581)	(386,833)									(439,414)	(200,047)
Loss on Conversion of Debt	0	0	0	0									(137,000)	(137,000)
Bad Debt (Expense) / Recovery	0	0	0	982									(47,185)	(47,185)
Loss on Settlement	0	0	0	0									(62,095)	(62,095)
Realized Gain (Loss) on Investment	0	0	0	0									(97,109)	(97,109)
Net Other Income (Expenses)	52,886	(408,474)	(647,094)	(995,015)									(1,747,632)	(1,694,746)
Loss From Continuing Operations	(412,343)	(590,421)	(2,059,305)	(2,119,706)									(14,861,557)	(15,273,900)
Loss From Discontinued Operations	0	0	0	0									(673,596)	(673,596)
Net Loss	(412,343)	(590,421)	(2,059,305)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(15,535,153)	(15,947,496)
Accretion of Discount on Redeemable Common Stock	0	(14,212)	(52,346)	(29,516)									(81,862)	(81,862)
Interest on Redeemable Common Stock	(14,644)	(8,961)	(50,922)	(22,701)	(247)								(73,870)	(88,514)
Net Loss Attributable to Common Shareholders	(426,987)	(613,594)	(2,162,573)	(2,171,923)									(15,689,911)	(16,116,898)
Unrealized Loss on Available For Sale Securities	0	9,950	9,950	(12,500)			(22,780)	22,780					(2,550)	(2,550)
Total Comprehensive Loss	(426,987)	(603,644)	(2,152,623)	(2,184,423)									(15,692,461)	(16,119,448)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	147,332,224	104,488,352	114,375,322	99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Diluted Net Loss per Share (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Scenario, Previously Reported [Member]
Revenues
Revenue				0
Cost of Revenue		0		0
Gross Profit		0		0
Operating Expenses
Commissions & Consulting Fees		0		9,000
General & Administrative Costs		81,008		339,524
Mining Property Costs		46,901		591,926
Accretion Expense				513
Depreciation Expense		24,060		98,673
Impairment Expense		0		5,341
Professional Services		29,902		79,714
Total Operating Expenses		181,947		1,124,691
Net Operating Loss		(181,947)		(1,124,691)
Other Income (Expenses)		0		0
Gain on Mineral Claim Sales		113,499		4,500
Other Income from Mineral Claims		0		32,500
Interest Income		125		831
Interest Expense		(305,666)		(644,773)
Other Income		1,094		0
Gain/Loss on Derivative Liability				(386,833)
Loss on Conversion of Debt		0		0
Bad Debt (Expense) / Recovery				982
Loss on Settlement		0		0
Other Expense				(2,222)
Realized Gain (Loss) on Investment		0		0
Net Other Income (Expenses)		(408,474)		(995,015)
Loss From Continuing Operations		0		(2,119,706)
Loss From Discontinued Operations		0		0
Net Loss		(590,421)		(2,119,706)
Accretion of Discount on Redeemable Common Stock		0		0
Interest on Redeemable Common Stock		0		0
Net Loss Attributable to Common Shareholders		(590,421)		(2,119,706)
Unrealized Loss on Available For Sale Securities		9,950		(12,500)
Total Comprehensive Loss		(580,471)		(2,132,206)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		104,488,352		99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)		$ (0.01)		$ (0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)		104,488,352		0
Diluted Net Loss per Share (in Dollars per share)		$ (0.01)		$ 0
Scenario, Adjustment [Member]
Revenues
Revenue				0
Cost of Revenue		0		0
Gross Profit		0		0
Operating Expenses
Commissions & Consulting Fees		0
General & Administrative Costs		0		0
Mining Property Costs				0
Accretion Expense				0
Depreciation Expense		0		0
Impairment Expense		0		0
Professional Services		0		0
Total Operating Expenses		0		0
Net Operating Loss		0		0
Other Income (Expenses)		0		0
Gain on Mineral Claim Sales		0		0
Other Income from Mineral Claims		0		0
Interest Income		0		0
Interest Expense		0		0
Other Income		0		0
Gain/Loss on Derivative Liability				0
Loss on Conversion of Debt		0		0
Bad Debt (Expense) / Recovery				0
Loss on Settlement		0		0
Other Expense				0
Realized Gain (Loss) on Investment		0		0
Net Other Income (Expenses)		0		0
Loss From Continuing Operations		0		0
Loss From Discontinued Operations		0		0
Net Loss		0		0
Accretion of Discount on Redeemable Common Stock		(14,212)		(29,516)
Interest on Redeemable Common Stock		(8,961)		(22,701)
Net Loss Attributable to Common Shareholders		(23,173)		(52,217)
Unrealized Loss on Available For Sale Securities		0		0
Total Comprehensive Loss		(23,173)		0
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		0		0
Basic Net Gain (Loss) per Share (in Dollars per share)		$ 0		$ 0
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)		0		0
Diluted Net Loss per Share (in Dollars per share)		$ 0		$ 0
Scenario, Actual [Member]
Revenues
Revenue				0
Cost of Revenue		0		0
Gross Profit		0		0
Operating Expenses
Commissions & Consulting Fees		0		9,000
General & Administrative Costs		81,008		339,524
Mining Property Costs		46,901		591,926
Accretion Expense				513
Depreciation Expense		24,060		98,673
Impairment Expense		0		5,341
Professional Services		29,902		79,714
Total Operating Expenses		181,947		1,124,691
Net Operating Loss		(181,947)		(1,124,691)
Other Income (Expenses)		0		0
Gain on Mineral Claim Sales		113,499		4,500
Other Income from Mineral Claims		0		32,500
Interest Income		125		831
Interest Expense		(305,666)		(644,773)
Other Income		1,094		0
Gain/Loss on Derivative Liability				(386,833)
Loss on Conversion of Debt		0		0
Bad Debt (Expense) / Recovery				982
Loss on Settlement		0		0
Other Expense				(2,222)
Realized Gain (Loss) on Investment		0		0
Net Other Income (Expenses)		(408,474)		(995,015)
Loss From Continuing Operations				(2,119,706)
Loss From Discontinued Operations		0		0
Net Loss		(590,421)		(2,119,706)
Accretion of Discount on Redeemable Common Stock		(14,212)		(29,516)
Interest on Redeemable Common Stock		(8,961)		(22,701)
Net Loss Attributable to Common Shareholders		(613,594)		(2,171,923)
Unrealized Loss on Available For Sale Securities		9,950		(12,500)
Total Comprehensive Loss		$ (603,644)		$ (2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)		104,488,352		99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)		$ (0.01)		$ (0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)		104,488,352		0
Diluted Net Loss per Share (in Dollars per share)		$ (0.01)		$ 0